Geographic Segment Reporting (Tables)	3 Months Ended
Sep. 30, 2018
Geographic Segment Reporting Tables Abstract
Operating activities information

The following table shows operating activities information by geographic segment for the three ended September 30, 2018 and 2017:

Three months ended September 30, 2018	USA	Malaysia	Total
Revenue	$-	$-	$-
Depreciation, depletion, amortization and impairment	-	(2,810)	(2,810)
General and administrative expenses	(152,334)	(18,839)	(171,173)
Other income (expenses)	-	(30,057)	(30,057)
Net loss	$(152,334)	$(51,706)	$(204,040)

Three months ended September 30, 2017	USA	Malaysia	Total
Revenue	$-	$49,281	$49,281
Depreciation, depletion, amortization and impairment	-	(12,005)	(12,005)
General and administrative expenses	-	(106,075)	(106,075)
Other income (expenses)	-	(27,404)	(27,404)
Net loss	$-	$(96,203)	$(96,203)

Assets information

The following table shows assets information by geographic segment at September 30, 2018 and June 30, 2018:

As of September 30, 2018	USA	Malaysia	Total
Current assets	$2,778	$75,957	$78,735
Concession acquisition costs	-	230,634	230,634
Property and equipment, net	-	29,881	29,881
Total assets	$2,778	$336,472	$339,250

As of June 30, 2018	USA	Malaysia	Total
Current assets	$-	$81,355	$81,355
Concession acquisition costs	-	-	-
Property and equipment, net	-	46,345	46,345
Total assets	$-	$127,700	$127,700